RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Apr. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
As of April 30, 2015 and July 31, 3014, amounts due to related parties were as follows:

	April 30, 2015	July 31, 2014
Rental fees:
LuckSky Group	133,324	33,253
Sanhe Dong Yi (Capital lease interest payable)	$172,611	$52,542

Purchase Fixed assets:
Kelitai	$-	$1,235,667

Borrowings:
LuckSky Group	-	1,242,198
Sanhe Dong Yi	$-	$160,865

Prepaid expenses on behalf of the company:
Kelitai	-	1,510
Zhou Deng Rong	556,992	354,112

Total	$862,927	$3,080,147